Consolidated Statements Of Comprehensive Loss (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Statement of Comprehensive Income [Abstract]
Foreign currency translation adjustments, net	$ 0	¥ 0	¥ 0	¥ 0
Other comprehensive (loss) income, net	$ 0	¥ 0	¥ 0	¥ 0